Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of the income tax provision are as follows:

	Year Ended December 31,
(in thousands)	2015	2014
Current tax expense:
Federal	$4,039	$3,961
State	—	—
Total	4,039	3,961
Deferred tax expense:
Federal	19,878	68,846
State	(11,799)	18,793
Total	8,079	87,639
Total income tax expense	$12,118	$91,600

Schedule of Effective Income Tax Rate Reconciliation
Income tax expense differs from amounts computed at the federal statutory rate of 35% on pre-tax income as follows:

	Year Ended December 31,
(in thousands)	2015	2014
Tax at statutory rate	$(89,560)	$108,722
Permanent tax differences	74	18
State income taxes	(7,668)	12,216
Partnership earnings (1/1/14 - 1/28/14)	—	(66,239)
Noncontrolling partners’ share of RMP earnings	(8,168)	(203)
Goodwill impairment	103,218	—
Incentive unit expense	12,634	37,086
Other, net	1,588	—
Income tax expense	$12,118	$91,600
Effective tax rate	(4.74)%	29.49%

Schedule of Deferred Tax Assets and Liabilities
The following table summarizes the source and tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities at December 31, 2015 and December 31, 2014.

	Year Ended December 31,
(in thousands)	2015	2014
Deferred income taxes:
Total deferred tax assets	$—	$—
Total deferred tax liabilities	(271,988)	(263,906)
Total net deferred tax liabilities	(271,988)	(263,906)

Principal components of deferred tax assets and liabilities:
Drilling and development costs expensed for tax	(294,972)	(189,475)
Tax depreciation in excess of book depreciation	(92,710)	(24,252)
Investment in partnerships	57,227	38,077
Incentive compensation	5,576	2,263
Net operating loss carryforwards	153,558	—
Hedging loss	(109,352)	(80,663)
AMT tax credit	7,999	3,961
Other	686	(13,817)
Total	$(271,988)	$(263,906)